Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments (Unrealized and realized gains and losses recognized in net income on equity securities ) (Details) - USD ($)
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments
Equity Securities	$ 5,358,000	$ 6,079,000
Summary of unrealized and realized gains and losses recognized in net income on equity securities
Net gains (losses) recognized during the period on equity securities	(721,000)	(123,000)	$ 107,000
Unrealized gain on equity securities with readily determinable fair values	$ (721,000)	$ (123,000)	$ 107,000